Supplement to the
Fidelity® Advisor Asset Allocation Fund
Class A, Class T,
Class B, and Class C
January 29, 2001 Prospectus

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found in the "Buying and Selling Shares" section on page 14.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on pages 28 and 29.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

AAL-01-02 July 16, 2001
1.742446.102

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 30.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 30.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 30 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 31.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the first and fourth paragraphs found under the heading "Special Purchase Shares" in the "Fund Distribution" section beginning on page 31.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Distribution" section on page 32.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor
Asset Allocation Fund Institutional Class
January 29, 2001 Prospectus

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC; and

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

AALI-01-02 July 16, 2001
1.742447.102

Supplement to the
Fidelity® Advisor Balanced Fund
Class A, Class T,
Class B, and Class C
January 29, 2001
Prospectus

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

AIG-01-02 July 16, 2001
1.744347.102

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 29 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 30.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Distribution" section on page 31.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The following information replaces the fourth paragraph found under the heading "Special Purchase Shares" in the "Fund Distribution" section on page 31.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Distribution" section on page 31.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor Balanced Fund Institutional Class
January 29, 2001
Prospectus

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC; and

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

AIGI-01-02 July 16, 2001
1.744350.102

Supplement to the Fidelity® Advisor
Dividend Growth Fund
Class A, Class T,
Class B, and Class C
January 29, 2001 Prospectus

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following replaces footnote C to the "Shareholder fees (paid by the investor directly)" table on page 5.

C Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed within one year of purchase. See "Special Purchase Shares" on page 29.

The following information replaces similar information found under the heading "Minimums" in the"Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 26.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

ADGF-01-02 July 16, 2001
1.756194.101

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 26.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 28.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the first and fourth paragraphs found under the heading "Special Purchase Shares" in the "Fund Distribution" section beginning on page 29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the Fidelity® Advisor
Dividend Growth Fund
Institutional Class
January 29, 2001 Prospectus

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 9.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

ADGFI-01-02 July 16, 2001
1.756195.101

Supplement to the
Fidelity® Advisor Dynamic Capital Appreciation Fund (formerly Fidelity Advisor Retirement Growth Fund)
Class A, Class T,
Class B, and Class C January 29, 2001 Prospectus

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 26.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

ARG-01-02 July 16, 2001
1.740924.104

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the similar information found in the "Special Purchase Shares" section on page 29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The following information replaces the similar information found in the "Special Purchase Shares" section on page 30.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor Dynamic Capital Appreciation Fund (formerly Fidelity Advisor Retirement Growth Fund)
Institutional Class
January 29, 2001 Prospectus

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 10.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts; (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

ARGI-01-02 July 16, 2001
1.740925.104

Supplement to the Fidelity® Advisor Equity Growth Fund
Class A, Class T,
Class B, and Class C
January 29, 2001
Prospectus

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on pages 26 and 27.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

EPG-01-02 July 16, 2001
1.756213.101

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 24.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 24.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the first and fourth paragraphs under the heading "Special Purchase Shares" in the "Fund Services" section beginning on page 29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor Equity Growth Fund
Institutional Class
January 29, 2001
Prospectus

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 9.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

EPGI-01-02 July 16, 2001
1.756212.101

Supplement to the
Fidelity® Advisor
Equity Income Fund
Class A, Class T,
Class B, and Class C
January 29, 2001
Prospectus

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 26.

A front-end sales charge will not apply to the following Class A shares:

2. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

EPI-01-02 July 16, 2001
1.756211.101

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The following information replaces the similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

The following information replaces the similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian;

Supplement to the
Fidelity® Advisor
Equity Income Fund
Institutional Class
January 29, 2001
Prospectus

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 9.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC;

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory Services SM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

EPII-01-02 July 16, 2001
1.756210.101

Supplement to the Fidelity® Advisor
Equity Value Fund Class A, Class T, Class B, and Class C
April 29, 2001 Prospectus

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 25.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 26.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 27.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

AEV-01-01 July 16, 2001
1.760401.100

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 27 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 27.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 28.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor
Equity Value Fund
Institutional Class
April 29, 2001
Prospectus

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 9.

Institutional Class shares are offered to:

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 10.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

AEVI-01-01 July 16, 2001
1.760402.100

SUPPLEMENT TO

FIDELITY® ADVISOR EQUITY VALUE FUND

Class A, Class T, Class B, Class C, and Institutional Class

April 29, 2001

STATEMENT OF ADDITIONAL INFORMATION

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Limitations on Futures and Options Transactions" in the "Investment Policies and Limitations" section on page 6.

The above limitations on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

The following information replaces similar information found under the heading "Class A Shares Only" in the "Buying, Selling, and Exchanging Information" section on page 15.

1. to shares purchased for an employee benefit plan (as defined in the Employee Retirement Income Security Act) (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

AEV/AEVIB-01-01 July 16, 2001
1.760408.100

The following information supplements the information found under the heading "Class A Shares Only" in the "Buying, Selling, and Exchanging Information" section on page 16.

11. to shares purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information found under the heading "Class T Shares Only" in the "Buying, Selling, and Exchanging Information" section on page 16.

5. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

The following information supplements the information found under the heading "Class T Shares Only" in the "Buying, Selling, and Exchanging Information" section on page 16.

15. to shares purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

Effective October 15, 2001, the following information found under the heading "Class T Shares Only" in the "Buying, Selling, and Exchanging Information" section on page 16 will no longer be applicable.

8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge (CDSC);

The following information supplements the information found under the heading "Institutional Class Shares Only" in the "Buying, Selling, and Exchanging Information" section on page 17.

Institutional Class shares are offered to:

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Buying, Selling, and Exchanging Information" section on page 18.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than a Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

The following information supplements the information found in the "Transfer and Service Agent Agreements" section on page 27.

In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate, according to the percentage of the QSTP's assets that is invested in a fund.

Supplement to the Fidelity® Advisor
Fifty Fund
Class A, Class T,
Class B, and Class C
January 29, 2001
Prospectus

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information in the "Buying and Selling Shares" section found on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 25.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

AFIF-01-02 July 16, 2001
1.749940.102

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 27.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 27.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 27 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the first and fourth paragraphs under the heading "Special Purchase Shares" in the "Fund Services" section beginning on page 28.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces the similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 29.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the Fidelity® Advisor
Fifty Fund
Institutional Class
January 29, 2001
Prospectus

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 8.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" sectionon page 10.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

AFIFI-01-02 July 16, 2001
1.749941.102

Supplement to the
Fidelity® Advisor Growth & Income Fund Class A, Class T,
Class B, and Class C
January 29, 2001 Prospectus

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 26.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

AGAI-01-02 July 16, 2001
1.737468.103

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the first and fourth paragraphs under the heading "Special Purchase Shares" in the "Fund Distribution" section on page 29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of the purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for Class A load waiver; (ii) Class A shares in amount of $25 million or more; and (ii) Class T shares in amount of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information under the heading "Special Purchase Shares" in the "Fund Distribution" section on page 30.

The CDSC on Special Purchase Shares will not apply to the redemption of share:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than a Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor Growth & Income Fund Institutional Class January 29, 2001 Prospectus

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 9.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC; and

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

AGAII-01-02 July 16, 2001
1.741968.102

Supplement to the Fidelity® Advisor Growth Opportunities Fund Class A, Class T,
Class B, and Class C
January 29, 2001
Prospectus

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 27.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

GO-01-02 July 16, 2001
1.756209.101

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 29 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section beginning on page 30.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the Fidelity® Advisor Growth Opportunities Fund
Institutional Class
January 29, 2001
Prospectus

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 10.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

GOI-01-02 July 16, 2001
1.756208.101

Supplement to the
Fidelity® Advisor
Large Cap Fund Class A, Class T, Class B, and Class C
January 29, 2001
Prospectus

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on pages 26 and 27.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

LC-01-02 July 16, 2001
1.749194.102

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 24.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 24.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the first and fourth paragraphs found under the heading "Special Purchase Shares" in the "Fund Distribution" section beginning on page 29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor
Large Cap Fund Institutional Class
January 29, 2001
Prospectus

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 10.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts; (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

LCI-01-02 July 16, 2001
1.756205.101

Supplement to the
Fidelity® Advisor Leveraged Company Stock Fund Class A, Class T, Class B
and Class C
December 17, 2000
Prospectus

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces footnote C to the "Shareholder Fees (paid by the investor directly)" table on page 4.

C Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed within one year of purchase. See "Special Purchase Shares" on page 28.

The following information replaces similar information found in the "Buying and Selling Shares" section found on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces footnote A to the "Sales Charges and Concessions" table on Pages 23 and 24.

A See "Special Purchase Shares" section on page 28.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 25.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

ALSF-01-02 July 16, 2001
1.756220.101

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 27.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as a custodian.

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 27 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front end sales charge or CDSC;

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 27.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the "Finder's Fee" information beginning on page 28.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The CDSC will be assessed on Special Purchase Shares if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. Shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC.

To determine the applicability of the CDSC, Class A, Class T, or Daily Money Class shares representing reinvested dividends and capital gains will be redeemed first, followed by Special Purchase Shares that have been held for the longest period of time. Special Purchase Shares held for less than one year will be redeemed last.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affliate serves as custodian; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

To qualify for a Special Purchase Share CDSC waiver, you must notify Fidelity in advance of your redemption.

Supplement to the
Fidelity® Advisor Leveraged Company Stock Fund
Institutional Class
December 17, 2000
Prospectus

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 9.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC; and

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 10.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

ALSFI-01-02 July 16, 2001
1.756219.101

SUPPLEMENT TO THE

FIDELITY® ADVISOR LEVERAGED COMPANY STOCK FUND

Class A, Class T, Class B, Class C, and Institutional Class

DECEMBER 17, 2000

STATEMENT OF ADDITIONAL INFORMATION

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Class A Shares Only" in the " Additional Purchase, Exchange and Redemption Information" section on page 15.

1. to shares purchased for an employee benefit plan (as defined in the Employee Retirement Income Security Act) (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this

The following information supplements information found under the heading "Class A Shares Only" in the " Additional Purchase, Exchange and Redemption Information" section on page 15.

11. to shares purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as a custodian.

The following information replaces similar information found under the heading " Class T Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section found on page 15.

5. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as a custodian;

6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds or (ii) an employee benefit plan, a 403(b)program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

The following information supplements information found under the heading "Class T Shares Only" in the " Additional Purchase, Exchange and Redemption Information" section on page 15.

15. to shares purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

Effective October 15, 2001, the following information found under the heading "Class T Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section on page 16 will no longer be applicable.

8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge (CDSC);

ALSF/ALSFIB-01-02 July 16, 2001
1.756218.101

The following information supplements the information found under the heading "Institutional Class Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section beginning on page 16.

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

The following information supplements the information found under the heading "Institutional Class Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section found on page 16.

Institutional Class shares are offered to:

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces the "Finder's Fee" information beginning on page 17.

Class A and Class T Shares Only

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this SAI as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

For all funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Except as provided below, investment professionals may be eligible for a finder's fee at the rate of 0.25% of the purchase amount on the following purchases of Class A shares of all funds made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent."

Except as provided below, investment professionals may be eligible for a finder's fee at the rate of 0.25% of the purchase amount on the following purchases of Class T shares of all funds made through broker-dealers and banks: an individual trade of $1 million or more; a trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made (i) with the proceeds from the redemption of shares of any Fidelity fund or (ii) by the Fidelity Investments Charitable Gift Fund, will not be considered.

The CDSC will be assessed on Special Purchase Shares if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. Shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC.

To determine the applicability of the CDSC, Class A, Class T, or Daily Money Class shares representing reinvested dividends and capital gains will be redeemed first, followed by Special Purchase Shares that have been held for the longest period of time. Special Purchase Shares held for less than one year will be redeemed last.

Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee. The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPS and plans covering a sole proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

A waiver form must accompany these transactions.

The following information replaces similar information in the found under the heading "Special Purchase Shares" in the "Additional Purchase, Exchange and Redemption Information" found on page 17.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

During the period from March 16, 2000 through December 31, 2000, Mr. Cook served as a Member of the Advisory Board. Effective January 1, 2001, Mr. Cook serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 19.

J. MICHAEL COOK (58),Trustee (2001). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of International Flavors & Fragrances, Inc. (2000), Rockwell International (electronic controls and communications products, 2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

During the period from June 15, 2000 through December 31, 2000, Ms. Knowles served as a Member of the Advisory Board. Effective January 1, 2001, Ms. Knowles serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 19.

MARIE L. KNOWLES (54), Trustee (2001). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles serves as a member of the National Board of the Smithsonian Institution, she is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Effective January 1, 2001, Mr. Mann serves as Chairman of the non-interested Trustees. The following information replaces similar information found in the Trustees and Officers" section beginning on page 19.

MARVIN L. MANN (67), Trustee and Chairman of the non-interested Trustees (2001), is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of PolyOne Corporation (chemicals) and Imation Corp. (imaging and information storage, 1997). He is also a Board member of Acterna Corporation (telecommunications testing and management, 1999).

Mr. McDonough served on the Board of Trustees through December 31, 2000. The following information has been removed from the "Trustees and Officers" section beginning on page 19.

GERALD C. McDONOUGH (72), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director and Chairman of the Board of York International Corp. (air conditioning and refrigeration), a Director of Associated Estates Realty Corporation (a real estate investment trust), and a Director of Barpoint.com (online and wireless product information service, 2000). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997. He also served as a Director of Commercial Intertech Corp. (hydraulic systems, building systems, and metal products) from 1992-2000 and CUNO, Inc. (liquid and gas filtration products) from 1996-2000.

Mr. Williams served on the Board of Trustees through December 31, 2000. The following information has been removed from the "Trustees and Officers" section beginning on page 19.

THOMAS R. WILLIAMS (72), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of National Life Insurance Company of Vermont and American Software, Inc. Mr. Williams was previously a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), and Avado, Inc. (restaurants).

The following information supplements the information found in the "Transfer and Service Agent Agreements" section on page 27.

In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QTSP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate, according to the percentage of the QSTP'S assets that is invested in a fund.

Supplement to the
Fidelity® Advisor
Mid Cap Fund
Class A, Class T,
Class B, and Class C
January 29, 2001
Prospectus

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 23.

Peter Saperstone is manager of Advisor Mid Cap, which he has managed since June 2001. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Saperstone has worked as a research analyst and manager.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 26.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

MC-01-04 July 16, 2001
1.756202.103

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class T shares:

15.Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Distribution" section on page 29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The following information replaces the fourth paragraph found under the heading "Special Purchase Shares" in the "Fund Distribution" section beginning on page 29.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor
Mid Cap Fund
Institutional Class
January 29 ,2001
Prospectus

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 9.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC;

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 20.

Peter Saperstone is manager of Advisor Mid Cap, which he has managed since June 2001. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Saperstone has worked as a research analyst and manager.

MCI-01-03 July 16, 2001
1.756201.102

Supplement to the Fidelity® Advisor Small Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2001
Prospectus

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 26.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

ASCF-01-02 July 16, 2001
1.708463.105

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the first and fourth paragraphs under the heading "Special Purchase Shares" in the "Fund Services" section beginning on page 29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor Small Cap Fund
Institutional Class
January 29, 2001
Prospectus

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 10.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

ASCFI-01-02 July 16, 2001
1.708464.105

Supplement to the Fidelity® Advisor TechnoQuant Growth Fund Class A, Class T, Class B, and Class C
January 29, 2001 Prospectus

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Effective April 12, 2001, the following information replaces the biographical information for Tim Krochuk found in the "Fund Management" section on page 23.

John Chow is manager of Advisor TechnoQuant Growth, which he has managed since April 2001. Since joining Fidelity in 1994, Mr. Chow has worked as a research analyst and manager.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on pages 26 and 27.

A front-end sales charge will not apply to the following Class A shares:

2. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

ATQG-01-03 July 16, 2001
1.756215.102

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 24.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 24.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Distribution" section beginning on page 24.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the Fidelity® Advisor
TechnoQuant®
Growth Fund
Institutional Class
January 29, 2001 Prospectus

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 10.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory Services SM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Effective April 12, 2001, the following information replaces the biographical information for Tim Krochuk found in the "Fund Management" section on page 20.

John Chow is manager of Advisor TechnoQuant Growth, which he has managed since April 2001. Since joining Fidelity in 1994, Mr. Chow has worked as a research analyst and manager.

ATQGI-01-04 July 16, 2001
1.756214.103

Supplement to the Fidelity® Advisor Value Strategies Fund
Class A, Class T, and Class B
January 29, 2001
Prospectus

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information in the "Buying and Selling Shares" section found on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 25.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

SO-01-03 July 16, 2001
1.751427.102

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 26.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 27.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 27 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the first and fourth paragraphs under the heading "Special Purchase Shares" in the "Fund Services" section beginning on page 28.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 29.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the Fidelity® Advisor Value Strategies Fund
Institutional Class
January 29, 2001
Prospectus

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 10.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

ISO-01-03 July 16, 2001
1.751426.102

SUPPLEMENT TO THE

FIDELITY® ADVISOR ASSET ALLOCATION FUND, FIDELITY ADVISOR BALANCED FUND,
FIDELITY ADVISOR DIVIDEND GROWTH FUND, FIDELITY ADVISOR DYNAMIC CAPITAL APPRECIATION FUND, FIDELITY ADVISOR EQUITY GROWTH FUND, FIDELITY ADVISOR EQUITY INCOME FUND, FIDELITY ADVISOR FIFTY FUND, FIDELITY ADVISOR GROWTH & INCOME FUND, FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND, FIDELITY ADVISOR LARGE CAP FUND, FIDELITY ADVISOR MID CAP FUND, FIDELITY ADVISOR SMALL CAP FUND, FIDELITY ADVISOR TECHNOQUANTSM GROWTH FUND, AND FIDELITY ADVISOR VALUE STRATEGIES FUND

Class A, Class T, Class B, Class C, Institutional Class, and Initial Class

January 29, 2001

STATEMENT OF ADDITIONAL INFORMATION

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information supplements the information found on the cover.

As of August 14, 2001, the information contained in this SAI for Class A, Class T, and Class B of Advisor Value Strategies will no longer be effective and will be superceded by the SAI, dated August 14, 2001, for Class A, Class T, Class B, and Class C of Advisor Value Strategies. To obtain a free copy of the SAI, dated August 14, 2001, for Class A, Class T, Class B, and Class C of Advisor Value Strategies, please call Fidelity at 1-888-622-3175.

The following information supplements the information found under the heading "Investment Limitations of Advisor Balanced Fund" in the "Investment Policies and Limitations" section beginning on page 3.

For purposes of limitation (5), with respect to the fund's investments in Fidelity Ultra-Short Central Fund, FMR treats the issuers of the underlying securities owned by Fidelity Ultra-Short Central Fund as the issuer of Fidelity Ultra-Short Central Fund.

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 18.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are money market or short-term bond funds managed by FMR or its affiliates. The money market central funds seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The money market central funds comply with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of their investments. The short-term bond central funds seek to obtain a high level of current income consistent with preservation of capital.

The following information replaces similar information found under the heading "Class A Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section beginning on page 75.

1. to shares purchased for an employee benefit plan (as defined in the Employee Retirement Income Security Act) (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information found under the heading "Class A Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section beginning on page 75.

ACOM11B-01-03 July 16, 2001
1.739097.106

11. to shares purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information found under the heading "Class T Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section on page 76.

5. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Class T Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section on page 76 will no longer be applicable.

8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or CDSC;

The following information supplements the information found under the heading "Class T Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section beginning on page 76.

15. to shares purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information supplements the information found under the heading "Institutional Class Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section on page 77.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces the "Special Purchase Shares" information found in the "Additional Purchase, Exchange and Redemption Information" section beginning on page 77.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this SAI as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

For all funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Except as provided below, investment professionals may be eligible for a finder's fee at the rate of 0.25% of the purchase amount on the following purchases of Class A shares of all funds made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent."

Except as provided below, investment professionals may be eligible for a finder's fee at the rate of 0.25% of the purchase amount on the following purchases of Class T shares of all funds made through broker-dealers and banks: an individual trade of $1 million or more; a trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made (i) with the proceeds from the redemption of shares of any Fidelity fund or (ii) by the Fidelity Investments Charitable Gift Fund, will not be considered.

The CDSC will be assessed on Special Purchase Shares if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. Shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC.

To determine the applicability of the CDSC, Class A, Class T, or Daily Money Class shares representing reinvested dividends and capital gains will be redeemed first, followed by Special Purchase Shares that have been held for the longest period of time. Special Purchase Shares held for less than one year will be redeemed last.

Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

 2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPS and plans covering a sole proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

A waiver form must accompany these transactions.

Effective April 1, 2001, Mr. Maloney was appointed Assistant Treasurer. The following information supplements the similar information in the "Trustees and Officers" section beginning on page 80.

PAUL F. MALONEY (51) is Assistant Treasurer of Advisor Asset Allocation, Advisor Balanced, Advisor Dividend Growth, Advisor Dynamic Capital Appreciation, Advisor Equity Growth, Advisor Equity Income, Advisor Fifty, Advisor Growth & Income, Advisor Growth Opportunities, Advisor Large Cap, Advisor Mid Cap, Advisor Small Cap, Advisor Technoquant Growth, and Advisor Value Strategies. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

The following information supplements the information found in the "Transfer and Service Agent Agreements" section beginning on page 105.

In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate, according to the percentage of the QSTP's assets that is invested in a fund.